John Hancock Global Environmental Opportunities Fund Expense Example - Class NAV [Member] - John Hancock Global Environmental Opportunities Fund - Class NAV	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,454